Deferred Taxation	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred taxation	Deferred taxation
The detailed components of the net deferred taxation liability which results from the differences between the carrying amounts of assets and liabilities recognised for financial reporting and taxation purposes in different accounting periods are:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Liabilities
– Mining assets	814.6	719.9
– Right-of-use assets	110.5	110.9
– Investment in environmental trust funds	5.6	4.9
– Inventories	22.8	21.6
– Other	61.9	15.4
Liabilities	1,015.4	872.7
Assets
– Provisions	(103.5)	(110.7)
– Tax losses[1]	(117.6)	(54.2)
– Unredeemed capital expenditure[1]	(321.4)	(364.0)
– Lease liabilities	(124.0)	(126.7)
Assets	(666.5)	(655.6)
Net deferred taxation liabilities	348.9	217.1
Included in the statement of financial position as follows:
Deferred taxation assets	(154.9)	(172.2)
Deferred taxation liabilities	503.8	389.3
Net deferred taxation liabilities	348.9	217.1
Balance at beginning of the year	217.1	204.3
Recognised in profit or loss	146.9	6.8
Recognised in OCI	6.9	0.3
Translation adjustment	(22.0)	5.7
Balance at end of the year	348.9	217.1
[1]Tax losses and unredeemed capital expenditure have been recognised, as disclosed in note 10, to the extent that the tax paying entities will have taxable profits in the foreseeable future (per the life-of-mine models of the respective operations) in order to utilise the unused tax losses and unredeemed capital expenditure before they expire. This was particularly assessed with reference to the South Deep and Damang life-of-mine models.